VANECK GREEN INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 16.0%
BorgWarner, Inc.	1,215	$48,904
Lucid Group, Inc. *	7,816	53,383
Rivian Automotive, Inc. *	2,374	43,753
Tesla, Inc. *	391	48,163
		194,203
Capital Goods: 21.5%
Ameresco, Inc. *	176	10,057
Array Technologies, Inc. *	781	15,097
Bloom Energy Corp. *	931	17,801
Donaldson Co., Inc.	636	37,441
Energy Recovery, Inc. *	291	5,963
FuelCell Energy, Inc. * †	2,105	5,852
Hyzon Motors, Inc. *	1,287	1,995
Plug Power, Inc. *	3,026	37,432
Quanta Services, Inc.	451	64,268
SES AI Corp. *	1,588	5,002
Shoals Technologies Group, Inc. *	589	14,531
SunPower Corp. *	904	16,299
Sunrun, Inc. *	1,106	26,566
TPI Composites, Inc. *	218	2,211
		260,515
Commercial & Professional Services: 17.8%
Casella Waste Systems, Inc. *	263	20,859
Clean Harbors, Inc. *	281	32,068
Heritage-Crystal Clean, Inc. *	126	4,092
Montrose Environmental Group, Inc. *	154	6,836
Republic Services, Inc.	498	64,237
Stericycle, Inc. *	479	23,897
Waste Management, Inc.	409	64,164
		216,153
Energy: 12.5%
Cheniere Energy, Inc.	416	62,383
Clean Energy Fuels Corp. *	1,155	6,006
Enviva, Inc.	347	18,381
Gevo, Inc. *	1,231	2,339
Green Plains, Inc. *	308	9,394
New Fortress Energy, Inc. †	1,084	45,983
	Number of Shares	Value
Energy (continued)
REX American Resources Corp. *	90	$2,867
Tellurian, Inc. * †	2,932	4,926
		152,279
Materials: 5.3%
Ecolab, Inc.	455	66,229
Semiconductors & Semiconductor
Equipment: 10.0%
Enphase Energy, Inc. *	212	56,172
First Solar, Inc. *	444	66,505
		122,677
Technology Hardware & Equipment: 1.0%
Itron, Inc. *	235	11,903
Utilities: 15.8%
Altus Power, Inc. *	824	5,372
Brookfield Renewable Corp.	894	24,621
Clearway Energy, Inc.	427	13,608
IDACORP, Inc.	262	28,258
Montauk Renewables, Inc. * †	745	8,217
NextEra Energy Partners LP	449	31,470
NorthWestern Corp.	300	17,802
Ormat Technologies, Inc.	291	25,166
Southwest Gas Holdings, Inc.	348	21,534
Suburban Propane Partners LP	330	5,009
Sunnova Energy International, Inc. * †	596	10,734
		191,791
Total Common Stocks (Cost: $1,285,379)		1,215,750

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% Money Market Fund: 0.9% (Cost: $10,971)
State Street Navigator Securities Lending Government Money Market Portfolio	10,971	10,971
Total Investments: 100.8% (Cost: $1,296,350)		1,226,721
Liabilities in excess of other assets: (0.8)%		(9,472)
NET ASSETS: 100.0%		$1,217,249

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $71,284.

See Notes to Financial Statements

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VANECK GREEN INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Industrials	39.2%	$476,666
Consumer Discretionary	16.0	194,203
Utilities	15.8	191,792
Energy	12.5	152,279
Information Technology	11.1	134,580
Materials	5.4	66,230
	100.0%	$1,215,750

See Notes to Financial Statements

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